Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Australia (1.0%)
	WiseTech Global Ltd.	8,981,963	436,539
Austria (0.4%)
	Erste Group Bank AG	5,915,435	192,164
Belgium (3.2%)
*	Argenx SE	2,330,881	907,881
	Umicore SA	12,319,461	342,480
	UCB SA	1,675,197	146,298
			1,396,659
Brazil (1.5%)
*	NU Holdings Ltd. Class A	51,727,593	348,644
	B3 SA - Brasil Bolsa Balcao	62,770,539	164,804
	Raia Drogasil SA	23,936,336	133,664
			647,112
Canada (0.9%)
	Toronto-Dominion Bank	4,236,533	239,805
	Canadian National Railway Co.	1,469,344	165,670
			405,475
China (8.8%)
	Tencent Holdings Ltd.	30,784,200	1,218,265
*,1	Meituan Class B	47,849,968	671,875
*	Alibaba Group Holding Ltd.	45,004,632	447,903
*,2	NIO Inc. ADR	38,610,070	290,734
*	Baidu Inc. ADR	1,951,652	239,760
*,1	Wuxi Biologics Cayman Inc.	39,421,000	201,827
*	PDD Holdings Inc. ADR	2,838,422	185,406
	Shenzhen Inovance Technology Co. Ltd. Class A	14,975,714	124,617
[1]	Ganfeng Lithium Co. Ltd. Class H	18,796,200	118,976
	Contemporary Amperex Technology Co. Ltd. Class A	3,209,579	99,997
	China Mengniu Dairy Co. Ltd.	24,963,000	97,022
	JD.com Inc. Class A	4,879,439	79,494
*	Full Truck Alliance Co. Ltd. ADR	12,227,700	71,043
			3,846,919
Denmark (5.3%)
*	Genmab A/S	2,449,802	964,382
*	Vestas Wind Systems A/S	29,650,668	844,528
	Novo Nordisk A/S Class B	1,728,262	278,131
[2]	Ambu A/S Class B	13,769,955	216,600
			2,303,641
France (6.8%)
	Kering SA	2,161,368	1,155,601

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	1,564,175	669,696
	Schneider Electric SE	2,429,406	420,285
	Sanofi	2,234,553	227,985
	TotalEnergies SE	2,794,797	157,713
	Carrefour SA	6,989,707	128,641
*	Legrand SA	1,180,380	111,890
	EssilorLuxottica SA	590,883	107,011
			2,978,822
Germany (5.9%)
[2]	Sartorius AG Preference Shares	1,154,927	387,617
*,1	Delivery Hero SE	9,609,839	360,900
*,1	Zalando SE	12,321,922	358,319
	SAP SE	2,366,191	310,269
	Bayerische Motoren Werke AG (XETR)	2,589,752	282,426
	Infineon Technologies AG	7,026,003	261,571
*,2,3	HelloFresh SE	10,336,074	246,988
	Siemens AG (Registered)	1,325,495	218,128
*,1	Dr. Ing Hc F Porsche AG Preference Shares	960,247	119,556
*,2,3	Jumia Technologies AG ADR	6,724,836	18,762
			2,564,536
Hong Kong (1.6%)
	AIA Group Ltd.	46,017,000	442,371
	Hong Kong Exchanges & Clearing Ltd.	3,985,030	145,940
	BOC Hong Kong Holdings Ltd.	38,087,500	113,030
			701,341
India (1.7%)
	Housing Development Finance Corp. Ltd.	11,852,833	377,700
	HDFC Bank Ltd.	12,734,883	247,288
	Larsen & Toubro Ltd.	3,004,359	79,960
*,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $51,748)	166,185	25,038
			729,986
Indonesia (0.4%)
	Bank Central Asia Tbk PT	289,217,100	174,522
Israel (0.7%)
*,3	Wix.com Ltd.	4,006,720	305,392
Italy (2.6%)
	Ferrari NV	2,899,825	830,054
	FinecoBank Banca Fineco SpA	12,165,998	162,515
	Prysmian SpA	4,145,038	154,169
			1,146,738
Japan (7.3%)
	M3 Inc.	23,057,700	511,792
	Nidec Corp.	10,240,000	507,444
	SMC Corp.	858,800	460,436
	Sony Group Corp.	2,907,000	272,620
	Mitsubishi UFJ Financial Group Inc.	38,761,700	257,757
	Bridgestone Corp.	4,816,800	195,822
	Recruit Holdings Co. Ltd.	4,697,300	143,701
	KDDI Corp.	4,339,200	133,784
	Keyence Corp.	240,100	116,395
	Kubota Corp.	7,601,600	104,513
	Murata Manufacturing Co. Ltd.	1,661,500	97,108
	SBI Holdings Inc.	4,470,400	83,570
	Sekisui Chemical Co. Ltd.	5,724,600	78,904
	Daikin Industries Ltd.	386,500	73,342

		Shares	Market Value ($000)
	FUJIFILM Holdings Corp.	937,200	57,276
	MISUMI Group Inc.	2,603,600	56,595
	Terumo Corp.	581,400	17,687
			3,168,746
Netherlands (11.6%)
	ASML Holding NV	3,526,040	2,550,479
*,1	Adyen NV	1,081,946	1,772,057
*	EXOR NV	7,791,309	647,032
	Universal Music Group NV	5,562,868	110,351
			5,079,919
Norway (0.7%)
*,1,2	AutoStore Holdings Ltd.	85,404,717	181,065
	DNB Bank ASA	7,640,539	127,994
			309,059
Singapore (0.3%)
*	Sea Ltd. ADR	2,479,980	142,376
South Korea (1.9%)
	Samsung Electronics Co. Ltd. (XKRX)	7,695,999	412,894
*	Coupang Inc. Class A	15,030,499	234,476
[2]	Samsung SDI Co. Ltd. (XKRX)	315,496	170,431
			817,801
Spain (0.9%)
	Iberdrola SA (XMAD)	16,311,230	199,190
	Banco Bilbao Vizcaya Argentaria SA	28,121,200	184,888
			384,078
Sweden (5.6%)
*	Spotify Technology SA	9,313,801	1,386,825
	Atlas Copco AB Class A	47,384,892	693,172
*	Kinnevik AB Class B	15,093,719	217,872
	Svenska Handelsbanken AB Class A	15,100,622	119,554
	Nibe Industrier AB Class B	4,484,091	42,910
			2,460,333
Switzerland (4.1%)
	Roche Holding AG	1,176,954	374,870
[1]	VAT Group AG	638,714	264,040
	Nestle SA (Registered)	2,199,644	260,738
	Lonza Group AG (Registered)	335,400	210,365
	Cie Financiere Richemont SA Class A (Registered)	1,180,329	187,927
	Temenos AG (Registered)	2,177,560	184,177
	Alcon Inc.	1,906,998	148,415
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	11,489	137,677
			1,768,209
Taiwan (3.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	80,166,000	1,450,831
United Kingdom (6.3%)
	Shell plc (XETR)	11,500,265	321,405
	AstraZeneca plc	1,943,086	283,012
*,3,4	The Brandtech Group LLC PP Class A (Acquired 9/23/15, Cost $44,800)	33,633,606	256,624
*	Wise plc Class A	34,223,559	248,002
*,3	Ocado Group plc	47,079,148	216,730
	Reckitt Benckiser Group plc	2,774,476	215,748
	Shell plc	5,986,207	167,354
	RELX plc	4,926,552	154,076
	Burberry Group plc	5,582,154	149,705
	GSK plc	8,399,781	140,984

		Shares	Market Value ($000)
	Diageo plc	3,375,137	140,313
	National Grid plc	10,142,451	139,735
	Bunzl plc	3,145,154	123,127
	HSBC Holdings plc	15,211,869	111,492
	Whitbread plc	2,200,209	90,248
			2,758,555
United States (15.0%)
*	MercadoLibre Inc.	1,887,725	2,338,891
*	Moderna Inc.	9,417,081	1,202,655
*	Tesla Inc.	3,353,572	683,894
	NVIDIA Corp.	1,758,538	665,325
*	Illumina Inc.	3,221,940	633,594
*,3	Elastic NV	4,896,014	356,528
*,2	Mobileye Global Inc. Class A	3,783,547	168,633
*	Booking Holdings Inc.	63,426	159,121
*	SolarEdge Technologies Inc.	514,395	146,515
*	Lululemon Athletica Inc.	389,316	129,226
*,2	Oatly Group AB ADR	22,087,214	34,898
*,3	Meli Kaszek Pioneer Corp. Class A	1,884,672	19,469
			6,538,749
Total Common Stocks (Cost $32,896,290)			42,708,502
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund, 5.125% (Cost $1,132,053)	11,322,256	1,131,999
Total Investments (100.4%) (Cost $34,028,343)			43,840,501
Other Assets and Liabilities—Net (-0.4%)			(161,775)
Net Assets (100%)			43,678,726
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $4,048,615,000, representing 9.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,083,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $324,701,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2023	4,096	420,536	(10,647)
MSCI Emerging Markets Index	June 2023	3,515	168,158	(3,732)
				(14,379)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	7,591,336	—	—	7,591,336
Common Stocks—Other	2,874,774	31,960,730	281,662	35,117,166
Temporary Cash Investments	1,131,999	—	—	1,131,999
Total	11,598,109	31,960,730	281,662	43,840,501
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,379	—	—	14,379
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2023 Market Value ($000)
Elastic NV	NA1	172,343	—	—	(3,747)	—	—	356,528
HelloFresh SE	246,784	—	—	—	204	—	—	246,988
Home24 SE	5,957	—	17,035	(76,677)	87,755	—	—	—
Jumia Technologies AG ADR	49,697	—	—	—	(30,935)	—	—	18,762
Meli Kaszek Pioneer Corp. Class A	18,753	—	—	—	716	—	—	19,469
Ocado Group plc	395,659	—	—	—	(178,929)	—	—	216,730
The Brandtech Group Class A	273,441	—	—	—	(16,817)	—	—	256,624
Umicore SA	476,466	—	86,813	(4,860)	(42,313)	5,224	—	NA2
Vanguard Market Liquidity Fund	669,750	NA3	NA3	146	(140)	16,578	1	1,131,999
Wix.com Ltd.	261,448	—	10,300	(26,319)	80,563	—	—	305,392

		Current Period Transactions
	Aug. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2023 Market Value ($000)
Zalando SE	338,543	—	71,984	(145,330)	237,090	—	—	NA2
Total	2,736,498	172,343	186,132	(253,040)	133,447	21,802	1	2,552,492
1	Not applicable—at August 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—at May 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.